DEBENTURES AND WARRANTS (fair value of the Debentures) (Details) - Debenture [Member] $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Risk-free interest rate	1.16%
Expected volatility	88.41%
Expected life (in years)	5 months 1 day
Expected dividend yield	0.00%
Debentures	$ 675